Prepaid expense and other receivables and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Receivables
Prepaid expenses and other receivables and other assets consist of the following, with current portion presented as prepaid expense and other receivables and non-current
portion presented as other assets:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Prepaid expense and other receivables:
VAT refund receivable	19,648	19,057
Rental and other deposits	7,076	8,039
Advances to suppliers	8,696	11,158
Interest receivables (a)	2,514	4,495
Advances to staff	809	728
Prepayment for share repurchase	160	—
Loans to third parties (b)	30,005	38,392
Refundable deposits paid to insurance companies (d)	—	8,608
Others	173	321

	69,081	90,798
Less: Allowance for doubtful accounts	(910)	(1,294)

	68,171	89,504

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Other non-current assets:
Loans to a third party (c)	8,759	—
Advances for procuring long-term assets	222	106
Rental deposits	—	1,130

	8,981	1,236

(a)	This represented accrued interest income on bank deposits.
(b)
The amounts represent loans to a third party, interest-bearing at a fixed rate of 3.2% per annum for the years ended December 31, 2024 and 2025.
As of December 31, 2025, RMB30,000 remained outstanding, of which RMB20,000 was subsequently repaid in March 2026, and the remaining principal of RMB10,000 has been extended to a new maturity date of December 25, 2026, under revised repayment terms.
In addition, the amounts as of December 31, 2025 also include the loans of US$1,200 as disclosed in the following note (c).

(c)
The amount represents loans of US$1,200 (equivalent to RMB8,759) to a third party which are unsecured and interest-bearing at a fixed interest rate o
f 11%
per annum and maturing in 2026. This arrangement is unsecured and does not require any collateral or guarantees. As of December 31, 2025, the outstanding principal and accrued interest have been presented as current asset and included in prepaid expense and other receivables as the maturity dates of the loans are less than one year.

(d)
In relation to certain designated insurance products, the Company has placed security deposits with the insurance companies using its own funds for compliance purpose. Such deposits are refundable according to the respective cooperation agreements with the insurance companies.